Stock Options	12 Months Ended
Dec. 31, 2014
Stock Options
Stock Options

17.Stock Options

(a)Stock Option Plan

The board of directors approved a stock option plan (the “2003 Plan”) effective on November 1, 2003, pursuant to which directors, officers, employees and consultants of the Company are eligible to receive grants of options for the Company’s common stock. The 2003 Plan expires on November 1, 2023. Up to 10% of the Company’s then outstanding common stocks were reserved for issuance under the 2003 Plan.  As of December 31, 2014, 42,800 shares of common stock under the 2003 Plan remain available for issuance. Each stock option entitles its holder to purchase one share of common stock of the Company. Options may be granted for a term not exceeding 10 years from the date of grant. The 2003 Plan is administered by the board of directors.

In December 2011, the Company granted 767,000 options to employees with an exercise price of $2.37, being the quoted market price of the Company’s shares at the time of grant. 10% of the options vest every three months from December 26, 2012 to March 26, 2015 and expire on December 25, 2017.

On May 1, 2012, the Company granted 50,000 options to an officer with an exercise price of $2.05, being the quoted market price of the Company’s shares at the time of grant. The options were granted on May 1, 2012 and expire on April 30, 2017. 10% of the options will vest on May 1, 2013 (the “Initial Vesting Date”) and the remaining options will vest at 10% in equal quarterly proportions over a period of 27 months from the Initial Vesting Date. The officer has left the Company at the end of May 2013 and forfeited the unvested options in June 2013.

On August 22, 2012, the board of directors approved a new stock option plan (the “2012 Plan”), which allowed the Company to issue up to 4,000,000 options for common shares of the Company to directors, officers, employees and consultants of the Company. Each stock option entitles its holder to purchase one share of common stock of the Company.  Options may be granted for a term not exceeding 10 years from the date of grant. The 2012 Plan is administered by the board of directors. No stock options were granted under the 2012 Plan as of December 31, 2014. The 2012 Plan will expire on August 22, 2022. Any awards that are outstanding on August 22, 2022 will remain in force according to the terms of the 2012 Plan and the applicable award agreement.

(b)Valuation Assumptions

The following assumptions were used in determining stock based compensation costs under the Black-Scholes option-pricing model:

	2014	2013	2012
Expected volatility	—	—	82.89%
Risk-free interest rate	—	—	0.39%
Expected life (years)	—	—	2.95
Dividend yield	—	—	Nil
Estimated forfeiture rate	—	—	10%

The weighted average fair value of options granted for the year ended December 31, 2014 was $nil per option (2013 - $nil, 2012 - $1.08).

Expected volatility is estimated based on the Company’s historical stock prices. Computation of expected life was estimated after considering the contractual terms of the stock-based award, vesting schedules and expectations of future employee behaviour. The risk-free interest rates for the period within the contractual life of the awards are based on the U.S. Treasury yield in effect at the time of grant.

(c)Stock-based Payment Award Activity

A summary of the Company’s stock options activity for the 2003 Plan is presented below:

		Weighted Average	Aggregate Intrinsic
	Number	Exercise Price	Value
	of Options	($/option)	($)
Outstanding as at December 31, 2013	904,400	$2.14	$3,603,712
Granted	—
Exercised	(239,300)	2.22	—
Forfeited	(27,900)	2.37	—
Outstanding as at December 31, 2014	637,200	$2.09	$1,997,644

Vested and expected to vest at December 31, 2014	596,240	$2.08	$1,880,498
Exercisable as at December 31, 2014	560,550	$2.06	$1,778,282

As at December 31,2014

Exercise	Number of	Remaining Average	Average Exercise	Number of	Remaining Contractual	Average Exercise
Prices	Options	Contractual	Price	Options	Life	Price
($/option)	Outstanding	Life (years)	($/option)	Exercisable	(years)	($/option)
$1.60	227,600	0.05	$1.60	227,600	0.05	$1.60
$2.37	409,600	2.99	$2.37	332,900	2.99	$2.37
	637,200	1.94		560,500	1.80	$2.06

Stock-based compensation expense, included in selling, general and administrative expenses, is charged to operations over the vesting period of the options using the straight-line amortization method. The share-based compensation expense was  $287 in 2014 (2013 - $281, 2012 - $347). As of December 31, 2014, there was $175 of unrecognized compensation cost related to non-vested stock options and granted under the 2003 Plan and this cost will be recognized over a period of 3  months.

The aggregate intrinsic value of the Company’s stock options is calculated as the difference between the exercise price of the options and the quoted price of the common shares that were in the money. The aggregate intrinsic value of the Company’s stock options exercised under the 2003 Plan was $840 for year ended December 31, 2014, determined as of the date of option exercise (2013 - $1,344, 2012 - $127).

The estimated fair value of stock options vested during the year ended December 31, 2014 was $414 (2013 - $420, 2012 - $631).